Condensed Financial Information of the Parent Company	6 Months Ended
Apr. 30, 2026
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of April 30, 2026 and October 31,2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

CONDENSED BALANCE SHEET

	April 30, 2026	October 31, 2025
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	289	291
Other receivable	4,961	5,004
Total current assets	5,250	5,295
Investment in unconsolidated subsidiaries	13,599,059	12,481,495
Total assets	13,604,309	12,486,790
LIABILITIES
Current liabilities
Other payables	178,476	180,000
Due to related parties	52,239	23,003
Contract liability	198,528	-
Total current liabilities	429,243	203,003
Total liabilities	429,243	203,003
Total shareholders’ equity	13,175,066	12,283,787
Total liabilities and shareholders’ equity	13,604,309	12,486,790

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	For The Six Months Ended April 30,
	2026	2025
	US$	US$
Revenues	—	—
Operating expenses
General and administrative	—	—
Loss from operations	—	—
Equity method income	610,432	165,925
Interest expense	—	—
Income before income taxes	610,432	165,925
Income tax expense	—	—
Net income	610,432	165,925
Other comprehensive income/(loss)
Foreign currency translation difference	280,847	(108,280)
Total comprehensive income	891,279	57,645

CONDENSED STATEMENT OF CASH FLOWS

	For The Six Months Ended April 30,
	2026	2025
	US$	US$
Cash Flows from Operating Activities:
Net income	610,432	165,925
Foreign exchange (gain) loss	(1,479)
Equity method income	(836,717)	(165,925)
Advances from customers	198,528	-
Due to related parties	29,236	-
Net cash used in operating activities	-	-
Investments in subsidiary	-	-
Net cash provided by investing activities	-	-
Proceeds from issuance of common stock	-	-
Net cash provided by financing activities	-	-
Net decrease in cash and cash equivalents	-	-
Cash and cash equivalents, beginning of year	291	-
Effect of exchange rate changes on cash and cash equivalents	(2)	-
Cash and cash equivalents, end of year	289	-